Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 3,357,524	₩ 2,949,530
Acquisition	111,928	408,531
Impairment loss	0	(519)
Other	(43)	(18)
Spin-off	(1,396,916)
Ending balance	₩ 2,072,493	₩ 3,357,524